SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - Mer Telemanagement Solutions Ltd [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2021
Impairment charges	$ 617
Impairment charges	$ 1,106,000
Severance pay monthly deposits as a percentage of employees' monthly salary	8.33%
Severance expense	$ 525,000	$ (109,000)
Severance expense	(525,000)	109,000
Allowance for credit losses	75,000	69,000		$ 73,000
Call and put option contracts	1,193,000	2,193,000	$ 2,100,000
Income (expense) on derivatives	4,000	4,000	(9,000)
Income (expense) on derivatives	$ (4,000)	$ (4,000)	$ 9,000
Enterprise [Member]
Projected cash flows, period	5 years	5 years
Discount rate	25.00%	25.00%